Consolidated Statements of Comprehensive (Loss)/ Income	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Financing income (including related party amounts of RMB 133,380, RMB 90,539 and RMB 4,551 (US$ 699) for the years ended December 31, 2015, 2016 and 2017, respectively)	$ 559,793,395	¥ 3,642,183,767	¥ 1,271,455,857	¥ 153,554,326
Sales commission fee	122,522,336	797,167,074	126,693,335	62,181,657
Revenue from sales-type lease	4,008,956	26,083,472
Penalty fees	1,217,649	7,922,387	22,943,166	19,271,448
Loan facilitation income and others	46,417,989	302,009,352	21,753,981
Total revenues	733,960,325	4,775,366,052	1,442,846,339	235,007,431
Operating cost and expenses:
Cost of revenues (including related party amounts of RMB 8,185,069, RMB 47,336,686 and RMB 221,009,227 (US$ 33,968,496) for the years ended December 31, 2015, 2016 and 2017, respectively)	(135,383,529)	(880,845,857)	(267,862,006)	(148,416,681)
Sales and marketing (including related party amounts of RMB nil, RMB 36,149,807 and RMB 238,114,969 (US$ 36,597,600) for the years ended December 31, 2015, 2016 and 2017, respectively)	(66,358,691)	(431,749,549)	(182,457,597)	(192,602,650)
General and administrative	(28,230,151)	(183,673,832)	(108,786,166)	(42,425,953)
Research and development	(23,555,256)	(153,257,564)	(52,275,077)	(37,529,908)
Loss on guarantee liabilities	(23,077,953)	(150,152,083)	(860,989)
Provision for loan principal, financing service fee receivables and other receivables	(93,011,960)	(605,163,716)	(132,176,545)	(45,110,717)
Total operating cost and expenses	(369,617,540)	(2,404,842,601)	(744,418,380)	(466,085,909)
Other operating income	7,792,809	50,702,352	14,646,251
(Loss)/income from operations	372,135,594	2,421,225,803	713,074,210	(231,078,478)
Interest and investment income, net	647,204	4,210,903	1,857,328	2,888,911
Foreign exchange gain/(loss), net	(1,103,060)	(7,176,838)	(9,651,304)	752,253
Other income	323,983	2,107,933	47,186	778,777
Other expenses	(55,789)	(362,978)	(1,834,352)	(6,505,207)
Net (loss)/income before income taxes	371,947,932	2,420,004,823	703,493,068	(233,163,744)
Income tax expenses	(39,276,702)	(255,546,003)	(126,840,450)
Net (loss)/income	332,671,230	2,164,458,820	576,652,618	(233,163,744)
Net (loss)/income attributable to Qudian Inc.'s shareholders	332,671,230	2,164,458,820	¥ 576,652,618	¥ (233,163,744)
(Loss)/earnings per share for Class A and Class B ordinary shares:
Basic | ¥ / shares			¥ 7.27	¥ (2.94)
Diluted | ¥ / shares			¥ 1.90	¥ (2.94)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic			79,310,000	79,310,000
Diluted			303,780,000	79,310,000
Other comprehensive loss
Foreign currency translation adjustment	(11,980,305)	(77,947,461)
Total comprehensive (loss)/income	320,690,925	2,086,511,359	¥ 576,652,618	¥ (233,163,744)
Total comprehensive (loss)/income attributable to Qudian Inc.'s shareholders	$ 320,690,925	¥ 2,086,511,359	¥ 576,652,618	¥ (233,163,744)
Class A and B Ordinary Shares [Member]
(Loss)/earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	$ 2.63	¥ 17.13	¥ 7.27	¥ (2.94)
Diluted | (per share)	$ 1.09	¥ 7.09	¥ 1.90	¥ (2.94)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	126,390,196	126,390,196	79,305,191	79,305,191
Diluted	305,221,444	305,221,444	303,778,745	79,305,191
American Depositary Shares [Member]
(Loss)/earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	$ 2.63	¥ 17.13
Diluted | (per share)	$ 1.09	¥ 7.09